Other Long-Term Liabilities	9 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

12. Other Long-Term Liabilities

Other long-term liabilities consist of the following:

(in thousands)	September 30, 2021	December 31, 2020

Legal settlement - noncurrent	$5,625	$-
Other	23	62
Total	$5,648	$62